Pension Plans (Tables)	6 Months Ended
Sep. 30, 2023
Net Pension Cost of Defined Benefit Plans
Net periodic pension cost for the six months ended September 30, 2022 and 2023 consists of the following:

	Millions of yen
	Six months ended September 30, 2022	Six months ended September 30, 2023
Japanese plans:
Service cost	¥2,825	¥2,760
Interest cost	347	601
Expected return on plan assets	(1,362)	(1,352)
Amortization of prior service credit	(13)	(42)
Amortization of net actuarial loss	38	31

Net periodic pension cost	¥1,835	¥1,998

	Millions of yen
	Six months ended September 30, 2022	Six months ended September 30, 2023
Overseas plans:
Service cost	¥1,813	¥1,436
Interest cost	1,010	1,470
Expected return on plan assets	(2,348)	(3,101)
Amortization of prior service credit	(157)	(183)
Amortization of net actuarial loss	7	1
Amortization of transition obligation	1	1

Net periodic pension cost	¥326	¥(376)

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.

Net periodic pension cost for the three months ended September 30, 2022 and 2023 consists of the following:

	Millions of yen
	Three months ended September 30, 2022	Three months ended September 30, 2023
Japanese plans:
Service cost	¥1,413	¥1,389
Interest cost	174	301
Expected return on plan assets	(681)	(677)
Amortization of prior service credit	(7)	(21)
Amortization of net actuarial loss	19	20

Net periodic pension cost	¥918	¥1,012

	Millions of yen
	Three months ended September 30, 2022	Three months ended September 30, 2023
Overseas plans:
Service cost	¥908	¥711
Interest cost	508	582
Expected return on plan assets	(1,180)	(1,594)
Amortization of prior service credit	(79)	(90)
Amortization of net actuarial loss	3	0
Amortization of transition obligation	1	1

Net periodic pension cost	¥161	¥(390)

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.